Intangible Assets, Net - Schedule of Intangible Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Intangible Assets [Abstract]
Purchased copyright	¥ 80,789	$ 11,068	¥ 18,023
Less: accumulated amortization	(19,059)	(2,611)	(7,161)
Balance at the end of the year	¥ 61,730	$ 8,457	¥ 10,862